Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56261
Entity Registrant Name	Glass House Brands Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2833
Entity Tax Identification Number	87-4028335
Entity Address, Address Line One	3645 Long Beach Blvd.
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90807
City Area Code	212
Local Phone Number	299-7670
Title of 12(g) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Central Index Key	0001848731
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Subordinate, Restricted and Limited Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	69,888,086
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,754,979
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	3645 Long Beach Blvd.
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90807
City Area Code	212
Local Phone Number	299-7670
Contact Personnel Name	Kyle Kazan